UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 35.4%
Aerospace & Defense – 0.7%
106,116	The Boeing Co.	$ 15,298,744

Auto Components – 0.2%
299,977	Nokian Renkaat OYJ ADR	4,526,653

Automobiles – 0.2%
161,781	General Motors Co.	5,097,719

Beverages – 0.7%
77,695	Anheuser-Busch InBev NV ADR	9,288,437
74,562	PepsiCo, Inc.	7,184,049

		16,472,486

Capital Markets – 2.5%
586,695	AllianceBernstein Holding LP	16,116,512
83,950	Ameriprise Financial, Inc.	10,549,996
987,384	Ares Capital Corp.	15,887,009
450,924	Credit Suisse Group AG ADR	13,279,712
59,474	Virtu Financial, Inc. Class A*	1,397,639

		57,230,868

Commercial Banks – 3.5%
371,019	Australia & New Zealand Banking Group Ltd. ADR	8,830,252
1,679,239	Banco Bilbao Vizcaya Argentaria SA ADR	16,993,899
112,139	BB&T Corp.	4,515,837
500,239	JPMorgan Chase & Co.	34,281,379
235,538	Wells Fargo & Co.	13,630,584

		78,251,951

Communications Equipment – 1.3%
515,435	Cisco Systems, Inc.	14,648,663
105,153	QUALCOMM, Inc.	6,770,801
645,533	Telefonaktiebolaget LM Ericsson ADR	6,926,569

		28,346,033

Computers & Peripherals – 0.6%
280,362	EMC Corp.	7,538,934
220,562	Hewlett-Packard Co.	6,731,552

		14,270,486

Consumer Finance – 0.3%
414,941	Navient Corp.	6,514,574

Containers & Packaging – 0.6%
200,864	Packaging Corp. of America	14,219,163

Diversified Telecommunication Services – 1.7%
883,082	AT&T, Inc.	30,678,268
447,774	Telefonica SA ADR	6,841,987

		37,520,255

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 1.6%
409,243	FirstEnergy Corp.	$ 13,897,892
288,546	Iberdrola SA ADR	8,128,341
103,209	NextEra Energy, Inc.	10,857,587
68,248	Pinnacle West Capital Corp.	4,211,584

		37,095,404

Electrical Equipment – 0.4%
129,608	Eaton Corp. PLC	7,851,653

Food Products – 0.2%
113,825	ConAgra Foods, Inc.	5,015,129

Household Products – 0.7%
387,648	Reckitt Benckiser Group PLC ADR	7,520,371
103,160	The Procter & Gamble Co.	7,912,372

		15,432,743

Industrial Conglomerates – 1.4%
1,177,603	General Electric Co.	30,735,438

Insurance – 3.0%
173,810	Arthur J. Gallagher & Co.	8,243,808
465,089	Direct Line Insurance Group PLC ADR	10,616,799
51,412	Everest Re Group Ltd.	9,414,566
198,888	MetLife, Inc.	11,086,017
178,183	Prudential Financial, Inc.	15,744,250
157,704	Validus Holdings Ltd.	7,309,580
195,762	Zurich Insurance Group AG ADR	5,966,826

		68,381,846

Machinery – 0.4%
770,887	Volvo AB ADR	9,111,884

Media – 0.7%
271,147	Viacom, Inc. Class B	15,455,379

Oil, Gas & Consumable Fuels – 4.3%
159,983	DCP Midstream Partners LP	4,991,469
102,654	Devon Energy Corp.	5,073,161
259,179	Energy Transfer Partners LP	13,269,965
135,407	Enterprise Products Partners LP	3,836,080
112,932	Exxon Mobil Corp.	8,945,344
824,176	Halcon Resources Corp.*(a)	906,594
111,001	MarkWest Energy Partners LP	7,263,905
115,866	ONEOK Partners LP	3,752,900
180,644	Plains All American Pipeline LP	7,541,887
38,083	Rose Rock Midstream LP	1,517,607
217,616	Royal Dutch Shell PLC ADR Class A	12,508,568
112,463	Spectra Energy Partners LP	5,458,954
175,990	Targa Resources Partners LP	6,589,065
91,211	Teekay LNG Partners LP	2,509,215
72,893	The Williams Cos., Inc.	3,825,425
209,047	Total SA ADR	10,303,927

		98,294,066

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.6%
324,617	Unilever NV	$ 14,552,580

Pharmaceuticals – 3.7%
94,512	Eli Lilly & Co.	7,987,209
168,060	Johnson & Johnson	16,841,293
196,691	Merck & Co., Inc.	11,596,901
74,413	Novartis AG ADR	7,720,349
740,842	Pfizer, Inc.	26,714,763
235,055	Sanofi ADR	12,690,619

		83,551,134

Real Estate Investment Trusts – 2.1%
349,324	Brixmor Property Group, Inc.	8,547,958
270,458	RLJ Lodging Trust	8,067,762
756,559	Starwood Property Trust, Inc.	16,462,724
1,380,820	Two Harbors Investment Corp.	14,111,981

		47,190,425

Semiconductors & Semiconductor Equipment – 0.7%
512,637	Intel Corp.	14,840,841

Software – 0.3%
133,555	Microsoft Corp.	6,237,018

Specialty Retail – 1.1%
1,772,278	Hennes & Mauritz AB ADR	14,054,164
300,835	The Gap, Inc.	10,974,461

		25,028,625

Thrifts & Mortgage Finance – 0.6%
726,244	New York Community Bancorp, Inc.	13,820,423

Tobacco – 0.4%
170,139	Altria Group, Inc.	9,252,159

Transportation Infrastructure – 0.4%
2,197,852	Sydney Airport	8,999,533

Wireless Telecommunication Services – 0.5%
318,915	Vodafone Group PLC ADR	12,048,609

TOTAL COMMON STOCKS		$ 800,643,821

Shares	Rate	Value
Preferred Stocks – 3.6%
Commercial Banks(b) – 0.3%
CoBank ACB
10,000	6.250%	$ 1,050,000
45,662	6.200	4,602,730

		5,652,730

Consumer Finance – 0.8%
Capital One Financial Corp.
175,000	6.000	4,420,500
Citigroup Capital XIII(b)
145,263	7.875	3,699,849
GMAC Capital Trust I(b)
154,150	8.125	4,043,354

Shares	Rate			Value
Preferred Stocks – (continued)
Consumer Finance – (continued)
Merrill Lynch Capital Trust I(b)
39,934	6.450%			$ 1,022,310
Morgan Stanley(b)
183,597	6.375			4,720,279

				17,906,292

Diversified Telecommunication Services – 0.5%
Verizon Communications, Inc.
473,800	5.900			12,347,228

Electric Utilities – 0.6%
Exelon Corp.
104,612	6.500			4,889,565
SCE Trust III(b)
320,000	5.750			8,924,800

				13,814,365

Real Estate Investment Trusts – 1.4%
DDR Corp.
110,000	6.250			2,794,000
DuPont Fabros Technology, Inc.
76,935	7.625			1,961,842
Public Storage
331,579	5.750			8,180,054
Taubman Centers, Inc.
299,740	6.500			7,589,417
Ventas Realty LP/Ventas Capital Corp.
120,000	5.450			3,037,200
Vornado Realty Trust
291,138	6.625			7,458,956

				31,021,469

TOTAL PREFERRED STOCKS				$ 80,742,084

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 48.9%
Aerospace & Defense(c)(d) – 0.2%
Moog, Inc.
$4,000,000	5.250%		12/01/22	$ 4,045,000

Airlines(c) – 0.6%
Air Canada
8,150,000	5.000		03/15/20	7,993,112
2,000,000	8.750	(d)	04/01/20	2,207,900
2,654,286	5.375		11/15/22	2,720,643

				12,921,655

Banks – 5.6%
Banco Santander SA(b)(d)
7,200,000	6.375		05/19/49	7,020,000
Bank of America Corp.(b)(d)
6,275,000	6.100		03/17/49	6,243,625
4,050,000	5.125		06/17/49	3,969,000
4,850,000	6.250		09/25/49	4,850,000
BPCE SA(c)
5,000,000	4.625		07/11/24	4,917,090
Citigroup, Inc.(b)(d)
9,300,000	5.900		02/15/49	9,241,875
4,025,000	5.875		03/27/49	4,040,094
1,075,000	6.300		05/15/49	1,050,813

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Credit Agricole SA(b)(d)
GBP	938,000	5.000%		06/20/49	$ 1,502,182
	$3,500,000	6.625	(c)	09/23/49	3,482,500
Credit Suisse Group AG(b)(c)(d)
	5,950,000	7.500		12/11/49	6,336,750
	2,200,000	6.250		12/18/49	2,150,500
Deutsche Bank AG
	3,000,000	4.500		04/01/25	2,895,748
DNB Bank ASA(b)(d)
	3,000,000	5.750		03/26/49	2,977,500
ING Groep NV(b)(d)
	4,275,000	6.000		04/16/49	4,285,687
	1,750,000	6.500		04/16/49	1,719,375
Intesa Sanpaolo SPA(c)
	9,100,000	5.017		06/26/24	8,991,610
JPMorgan Chase & Co.(b)(d)
	14,150,000	6.125		04/30/49	14,238,437
	4,000,000	6.100		10/01/49	4,015,000
Lloyds Banking Group PLC(b)(d)
GBP	4,865,000	7.000		06/27/49	7,749,380
	2,000,000	7.625		06/27/49	3,263,226
Societe Generale SA(b)(c)(d)(e)
	$5,500,000	6.000		01/27/49	5,183,750
Swedbank AB(b)(d)
	4,400,000	5.500		03/17/49	4,385,889
Wells Fargo & Co.(b)(d)
	11,400,000	5.875		06/15/49	11,670,750

					126,180,781

Brokerage(d) – 0.5%
Morgan Stanley, Inc.(b)
	7,400,000	5.550		07/15/49	7,363,000
Rialto Holdings LLC/Rialto Corp.(c)
	3,000,000	7.000		12/01/18	3,105,000

					10,468,000

Building Materials(d) – 0.7%
AECOM(c)
	3,050,000	5.750		10/15/22	3,104,464
HD Supply, Inc.
	6,000,000	7.500		07/15/20	6,427,500
Masonite International Corp.(c)
	4,000,000	5.625		03/15/23	4,120,000
RSI Home Products, Inc.(c)
	2,800,000	6.500		03/15/23	2,866,500

					16,518,464

Chemicals(d) – 0.7%
Ashland, Inc.
	8,200,000	6.875		05/15/43	8,425,500
PQ Corp.(c)
	3,000,000	8.750		05/01/18	3,045,000
The Chemours Co.(c)
	5,000,000	7.000		05/15/25	4,375,000

					15,845,500

Consumer Cyclical Services - Business(d) – 1.7%
CEB, Inc.(c)
	3,500,000	5.625		06/15/23	3,508,750
CoreLogic, Inc.
	5,000,000	7.250		06/01/21	5,300,000
Equinix, Inc.
	5,000,000	5.375		01/01/22	5,075,000
	6,000,000	5.375		04/01/23	6,060,000
	3,000,000	5.750		01/01/25	3,015,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Business(d) – (continued)
First Data Corp.(c)
$4,000,000	8.250%		01/15/21	$ 4,235,000
WEX, Inc.(c)
11,001,000	4.750		02/01/23	10,725,975

				37,919,725

Consumer Cyclical Services - Rental Equipment(d) – 0.7%
Ahern Rentals, Inc.(c)
8,850,000	7.375		05/15/23	8,363,250
Jurassic Holdings III, Inc.(c)
3,000,000	6.875		02/15/21	2,115,000
United Rentals North America, Inc.
1,000,000	5.750		11/15/24	992,500
4,000,000	5.500		07/15/25	3,845,000

				15,315,750

Consumer Products(d) – 0.4%
Spectrum Brands, Inc.
8,835,000	6.625		11/15/22	9,486,581

Consumer Products - Industrial(d) – 0.5%
ADS Waste Holdings, Inc.
12,000,000	8.250		10/01/20	12,525,000

Electric(d) – 0.7%
Calpine Corp.
6,000,000	5.375		01/15/23	5,865,000
Dynegy, Inc.(c)
5,045,000	6.750		11/01/19	5,196,350
Enel SpA(b)(c)
1,500,000	8.750		09/24/73	1,755,750
Puget Sound Energy, Inc.(b)
550,000	6.974		06/01/67	489,500
Talen Energy Supply LLC(c)
3,000,000	6.500		06/01/25	2,925,000

				16,231,600

Energy – 3.6%
Antero Resources Corp.(d)
5,000,000	6.000		12/01/20	5,050,000
4,500,000	5.125		12/01/22	4,252,500
6,350,000	5.625	(c)	06/01/23	6,111,875
Carrizo Oil & Gas, Inc.(d)
3,000,000	6.250		04/15/23	2,872,500
Chesapeake Energy Corp.
5,000,000	7.250		12/15/18	4,787,500
5,000,000	4.875	(d)	04/15/22	4,025,000
CrownRock LP/CrownRock Finance, Inc.(c)(d)
2,050,000	7.125		04/15/21	2,091,000
EP Energy LLC/Everest Acquisition Finance, Inc.(c)(d)
4,675,000	6.375		06/15/23	4,394,500
Halcon Resources Corp.(d)
1,500,000	9.750	(e)	07/15/20	810,000
6,000,000	8.875		05/15/21	3,150,000
Laredo Petroleum, Inc.(d)
4,500,000	5.625		01/15/22	4,320,000
4,100,000	7.375		05/01/22	4,161,500
MEG Energy Corp.(c)(d)
5,375,000	6.375		01/30/23	4,837,500
10,500,000	7.000		03/31/24	9,633,750
Nexen Energy ULC
5,000	6.400		05/15/37	5,996
50,000	7.500		07/30/39	67,625

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
NRG Energy, Inc.(d)
$7,000,000	7.875%		05/15/21	$ 7,385,000
Rice Energy, Inc.(d)
3,000,000	6.250		05/01/22	2,835,000
Seadrill Ltd.(c)(e)
10,000,000	6.625		09/15/20	7,575,000
SM Energy Co.(d)
4,425,000	5.000		01/15/24	4,048,875

				82,415,121

Entertainment(c)(d) – 0.5%
WMG Acquisition Corp.
10,500,000	5.625		04/15/22	10,605,000

Financial Co. - Non Captive – 1.6%
CIT Group, Inc.(c)
7,200,000	5.500		02/15/19	7,614,000
HRG Group, Inc.(d)
7,775,000	7.875		07/15/19	8,217,537
300,000	7.875	(c)	07/15/19	318,000
Nationstar Mortgage LLC/Nationstar Capital Corp.(d)
2,000,000	6.500		08/01/18	1,980,000
6,000,000	6.500		07/01/21	5,625,000
Navient Corp.
2,000,000	5.500		01/15/19	1,965,000
4,000,000	5.875		03/25/21	3,740,000
Speedy Cash Intermediate Holdings Corp.(c)(d)
6,670,000	10.750		05/15/18	6,119,725

				35,579,262

Food & Beverage(d) – 0.9%
Cott Beverages, Inc.
7,575,000	5.375		07/01/22	7,366,687
Kraft Heinz Foods Co.(c)
2,100,000	5.200		07/15/45	2,205,498
Post Holdings, Inc.
6,250,000	6.750	(c)	12/01/21	6,281,250
4,150,000	7.375		02/15/22	4,295,250

				20,148,685

Gaming – 1.2%
CyrusOne LP/CyrusOne Finance Corp.(d)
2,449,000	6.375		11/15/22	2,534,715
2,850,000	6.375	(c)	11/15/22	2,949,750
MGM Resorts International
5,000,000	6.750		10/01/20	5,362,500
3,500,000	7.750		03/15/22	3,885,000
12,075,000	6.000	(e)	03/15/23	12,316,500

				27,048,465

Health Care – 3.5%
Amsurg Corp.(d)
7,000,000	5.625		07/15/22	7,175,000
CHS/Community Health Systems, Inc.(d)
18,000,000	6.875		02/01/22	19,305,000
Crimson Merger Sub, Inc.(c)(d)
13,000,000	6.625		05/15/22	11,992,500
DaVita HealthCare Partners, Inc.(d)
5,675,000	5.000		05/01/25	5,589,875
Fresenius Medical Care US Finance II, Inc.(c)
3,000,000	5.875		01/31/22	3,243,750
HCA, Inc.
10,000,000	4.750		05/01/23	10,262,500
10,000,000	5.000		03/15/24	10,412,500

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care – (continued)
Hologic, Inc.(c)(d)
	$1,100,000	5.250%		07/15/22	$ 1,135,750
Tenet Healthcare Corp.
	5,100,000	3.786	(b)(c)(d)	06/15/20	5,202,000
	3,150,000	6.000		10/01/20	3,433,500
UnitedHealth Group, Inc.
	2,375,000	4.750		07/15/45	2,493,721

					80,246,096

Health Care - Pharmaceuticals(d) – 1.5%
Actavis Funding SCS
	3,450,000	4.750		03/15/45	3,258,044
Concordia Healthcare Corp.(c)
	2,000,000	7.000		04/15/23	2,040,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.(c)
	3,150,000	6.000		07/15/23	3,276,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(c)
	3,000,000	4.875		04/15/20	3,097,500
Valeant Pharmaceuticals International, Inc.(c)
	9,000,000	5.375		03/15/20	9,270,000
	5,000,000	6.750		08/15/21	5,212,500
	8,000,000	5.875		05/15/23	8,300,000

					34,454,044

Home Construction – 0.6%
Brookfield Residential Properties, Inc.(c)(d)
	3,500,000	6.500		12/15/20	3,551,800
	3,000,000	6.125		07/01/22	2,940,000
Tri Pointe Holdings, Inc.
	3,000,000	4.375		06/15/19	2,977,500
William Lyon Homes, Inc.(d)
	2,000,000	5.750		04/15/19	2,020,000
	3,000,000	7.000		08/15/22	3,112,500

					14,601,800

Life Insurance(b)(d) – 0.2%
Prudential Financial, Inc.
	5,575,000	5.375		05/15/45	5,463,500

Lodging(c)(d) – 0.1%
MCE Finance Ltd.
	3,000,000	5.000		02/15/21	2,856,841

Media - Cable – 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(d)
	9,000,000	5.250		03/15/21	9,157,500
	4,000,000	5.750		09/01/23	4,075,000
CCO Safari II LLC(c)(d)
	15,000,000	6.484		10/23/45	15,459,756
Cequel Communications Holdings I LLC/Cequel Capital Corp.(c)(d)
	8,000,000	5.125		12/15/21	7,440,000
Comcast Corp.(d)
	3,500,000	4.600		08/15/45	3,564,727
DISH DBS Corp.
	4,050,000	5.875		11/15/24	3,918,375
Numericable - SFR SAS(c)(d)
	9,000,000	6.000		05/15/22	9,157,500
UPCB Finance IV Ltd.(c)(d)
	3,000,000	5.375		01/15/25	2,887,500
Virgin Media Secured Finance PLC(d)
GBP	4,612,500	6.000		04/15/21	7,512,993
Ziggo Bond Finance BV(c)(d)
	$3,000,000	5.875		01/15/25	2,945,910

					66,119,261

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 3.5%
21st Century Fox America, Inc.
$3,775,000	6.150%		02/15/41	$ 4,460,409
Ancestry.com, Inc.(d)
2,000,000	11.000		12/15/20	2,270,000
Getty Images, Inc.(c)(d)
1,242,000	7.000		10/15/20	524,745
iHeartCommunications, Inc.(d)
10,000,000	9.000		12/15/19	9,600,000
Nielsen Finance LLC/Nielsen Finance Co.(c)(d)
12,000,000	5.000		04/15/22	11,880,000
Outfront Media Capital LLC/Outfront Media Capital Corp.(d)
2,750,000	5.875		03/15/25	2,825,625
Sirius XM Radio, Inc.(c)(d)
6,500,000	4.625		05/15/23	6,272,500
16,000,000	6.000		07/15/24	16,640,000
Univision Communications, Inc.(d)
3,500,000	5.125		02/15/25	3,500,000
8,950,000	5.125	(c)	02/15/25	8,950,000
Videotron Ltd.(c)(d)
13,000,000	5.375		06/15/24	13,132,600

				80,055,879

Metals & Mining(c)(d) – 0.2%
Lundin Mining Corp.
4,000,000	7.500		11/01/20	4,065,000

Packaging(c) – 1.3%
Ardagh Packaging Finance PLC(d)
4,000,000	6.250		01/31/19	4,100,000
132,353	7.000		11/15/20	133,676
10,150,000	6.000		06/30/21	10,048,500
BWAY Holding Co.(d)
7,975,000	9.125		08/15/21	8,134,500
Sealed Air Corp.
4,000,000	5.250	(d)	04/01/23	4,010,000
2,490,000	6.875		07/15/33	2,602,050

				29,028,726

Pipelines – 0.9%
Enterprise Products Operating LLC(b)(d)
100,000	8.375		08/01/66	103,500
1,000,000	7.000		06/01/67	997,500
Kinder Morgan, Inc.(d)
6,150,000	5.050		02/15/46	5,232,949
Sabine Pass Liquefaction LLC(d)
4,000,000	6.250		03/15/22	4,120,000
The Williams Cos., Inc.
9,000,000	7.500		01/15/31	9,733,437

				20,187,386

Property/Casualty Insurance – 0.0%
MetLife, Inc.(d)
200,000	6.400		12/15/36	221,000
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	100,020

				321,020

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(d) – 0.3%
DuPont Fabros Technology LP
$6,000,000	5.875%		09/15/21	$ 6,165,000

Restaurants(c)(d) – 0.6%
New Red Finance, Inc.
4,350,000	4.625		01/15/22	4,360,875
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
8,950,000	5.875		05/15/21	9,106,625

				13,467,500

Retailers – 1.6%
Amazon.com, Inc.(d)
7,000,000	4.950		12/05/44	7,003,375
Family Tree Escrow LLC(c)(d)
3,000,000	5.750		03/01/23	3,161,250
L Brands, Inc.
6,000,000	5.625		02/15/22	6,457,500
Neiman Marcus Group Ltd., Inc.(c)(d)
7,000,000	8.000		10/15/21	7,411,250
Rite Aid Corp.(d)
3,000,000	6.750		06/15/21	3,187,500
8,000,000	6.125	(c)	04/01/23	8,300,000
The Neiman Marcus Group, Inc.
1,500,000	7.125		06/01/28	1,492,500

				37,013,375

Retailers - Food & Drug(d) – 0.6%
BI-LO LLC/BI-LO Finance Corp.(c)(f)
3,550,000	8.625		09/15/18	3,234,938
CVS Health Corp.
4,400,000	5.125		07/20/45	4,691,900
Ingles Markets, Inc.
5,050,000	5.750		06/15/23	5,176,250

				13,103,088

Technology – 0.5%
Apple, Inc.
4,675,000	4.375		05/13/45	4,681,377
VeriSign, Inc.(d)
2,000,000	4.625		05/01/23	1,930,000
4,000,000	5.250		04/01/25	4,030,000

				10,641,377

Technology - Hardware – 0.6%
Alcatel-Lucent USA, Inc.(c)(d)
4,000,000	6.750		11/15/20	4,300,000
NCR Corp.(d)
5,000,000	5.875		12/15/21	5,187,500
NXP BV/NXP Funding LLC(c)
900,000	4.125		06/15/20	905,625
QUALCOMM, Inc.(d)
3,425,000	4.800		05/20/45	3,090,878

				13,484,003

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Software(d) – 1.8%
Aspect Software, Inc.
	$1,000,000	10.625%		05/15/17	$ 892,500
BMC Software Finance, Inc.(c)
	8,000,000	8.125		07/15/21	5,960,000
Boxer Parent Co., Inc.(c)(f)
	2,000,000	9.000		10/15/19	1,240,000
IHS, Inc.(c)
	6,000,000	5.000		11/01/22	6,000,000
Infor (US), Inc.(c)
	7,350,000	6.500		05/15/22	7,497,000
Microsoft Corp.
	10,000,000	3.750		02/12/45	9,137,413
Nuance Communications, Inc.(c)
	7,000,000	5.375		08/15/20	7,140,000
SS&C Technologies Holdings, Inc.(c)
	1,850,000	5.875		07/15/23	1,914,750

					39,781,663

Tobacco(d) – 0.3%
Reynolds American, Inc.
	6,650,000	5.850		08/15/45	7,134,220

Transportation(d) – 0.3%
Aguila 3 SA
	1,000,000	7.875	(c)	01/31/18	1,030,000
CHF	5,000,000	7.875		01/31/18	5,278,744

					6,308,744

Wireless Telecommunications – 6.5%
Altice Financing SA(c)(d)
	$2,250,000	6.625		02/15/23	2,317,500
Altice Finco SA(c)(d)
	2,000,000	8.125		01/15/24	2,082,500
Crown Castle International Corp.
	13,000,000	5.250		01/15/23	13,617,500
Digicel Group Ltd.(c)(d)
	3,800,000	8.250		09/30/20	3,733,500
	7,000,000	7.125		04/01/22	6,457,500
Digicel Ltd.(c)(d)
	950,000	7.000		02/15/20	985,625
Inmarsat Finance PLC(c)(d)
	3,000,000	4.875		05/15/22	2,947,500
Intelsat Jackson Holdings SA(d)
	4,000,000	7.250		10/15/20	3,980,000
	6,000,000	5.500		08/01/23	5,415,000
Intelsat Luxembourg SA(d)
	6,000,000	7.750		06/01/21	4,785,000
	11,450,000	8.125		06/01/23	9,160,000
SBA Communications Corp.(d)
	15,966,000	4.875		07/15/22	15,806,340
SoftBank Corp.(c)
	8,000,000	4.500		04/15/20	8,020,000
Sprint Capital Corp.
	5,500,000	6.875		11/15/28	4,688,750
Sprint Corp.
	7,000,000	7.250		09/15/21	6,702,500
	16,000,000	7.875		09/15/23	15,360,000
	7,500,000	7.125		06/15/24	6,862,500
T-Mobile USA, Inc.(d)
	2,000,000	6.250		04/01/21	2,095,000
	5,000,000	6.633		04/28/21	5,300,000
	8,200,000	6.625		04/01/23	8,722,750
	2,000,000	6.375		03/01/25	2,090,000
VimpelCom Holdings BV
	1,000,000	7.504		03/01/22	1,011,250
Wind Acquisition Finance SA(c)(d)
	5,700,000	4.750		07/15/20	5,842,500
	8,800,000	7.375		04/23/21	9,306,000

					147,289,215

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – 1.0%
AT&T, Inc.(d)
$5,950,000	4.750%	05/15/46	$ 5,492,209
Frontier Communications Corp.
7,776,000	8.500	04/15/20	8,048,160
5,000,000	6.875 (d)	01/15/25	4,256,250
Verizon Communications, Inc.
2,500,000	4.862	08/21/46	2,368,057
2,500,000	4.672 (c)	03/15/55	2,183,030

			22,347,706

TOTAL CORPORATE OBLIGATIONS			$1,107,390,033

Mortgage-Backed Obligations – 0.0%
Collateralized Mortgage Obligations – 0.0%
Adjustable Rate Non-Agency(b) – 0.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$171,111	0.487%	08/25/35	$ 148,420
Countrywide Alternative Loan Trust Series 2005-38, Class A3
179,729	0.537	09/25/35	153,733
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
11,688	2.445	11/20/34	11,174
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
149,527	0.447	01/25/36	134,841
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1
382,367	0.381	07/25/47	293,606
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
144,234	2.447	06/25/34	149,037
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
72,544	2.679	08/25/33	73,456

			964,267

Interest Only(g) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
2,965	5.250	07/25/33	99
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
22,500	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
27,042	0.000	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)
38,037	0.123	08/25/33	236
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)
6,579	0.320	07/25/33	76

			411

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 964,678

Asset-Backed Securities – 0.0%
Home Equity(b) – 0.0%
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
$59,917	0.467%	02/15/34	$ 51,822

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
33,021	8.330	04/01/30	33,762

TOTAL ASSET-BACKED SECURITIES			$ 85,584

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(h) – 7.8%
Aerospace – 0.3%
Transdigm, Inc.
$4,662,496	3.750%	02/28/20	$ 4,653,497
TransDigm, Inc.
1,984,962	3.750	06/04/21	1,981,350

			6,634,847

Automotive - Parts – 0.0%
Gates Global LLC
1,112,198	4.250	07/05/21	1,105,770

Building Materials – 0.2%
Atkore International, Inc.
2,200,000	7.750	10/09/21	2,065,250
HD Supply, Inc.
2,050,000	4.000	06/28/18	2,048,975

			4,114,225

Chemicals – 0.2%
MacDermid, Inc.
845,750	4.750	06/07/20	849,065
US Coatings Acquisition, Inc.
4,935,475	3.750	02/01/20	4,927,529

			5,776,594

Consumer Cyclical Services - Business – 0.3%
First Data Corp.
6,850,000	3.687	03/24/17	6,837,602

Energy – 0.4%
American Energy - Marcellus LLC
850,000	8.500	08/04/21	318,750
CITGO Holding, Inc.
1,865,625	9.500	05/12/18	1,871,465
Magnum Hunter Resources Corp.
3,300,063	8.500	10/22/19	3,283,562
Murray Energy Corp.
2,375,000	7.500	04/16/20	1,967,545
Targa Resources Corp.
725,581	5.750	02/25/22	731,480

			8,172,802

Environmental – 0.2%
EnergySolutions LLC
5,335,036	6.750	05/29/20	5,348,373

Financial Co. - Non Captive – 0.1%
Victory Capital Management, Inc.
2,640,705	7.000	10/31/21	2,640,705

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(h) – (continued)
Food & Beverage – 0.4%
Diamond Foods, Inc.
$2,796,608	4.250%	08/20/18	$ 2,798,370
Performance Food Group, Inc.
4,281,313	6.250	11/14/19	4,290,218
Shearer’s Foods, Inc.
1,420,000	7.750	06/30/22	1,405,800

			8,494,388

Health Care – 0.1%
Community Health Systems, Inc.
1,189,551	4.000	01/27/21	1,194,012
646,504	3.750	12/31/19	647,151

			1,841,163

Health Care - Pharmaceuticals – 0.4%
Endo Luxembourg Finance Co. I S.A.R.L.
1,450,000	3.750	06/11/22	1,455,640
Valeant Pharmaceuticals International, Inc.
6,657,266	4.000	04/01/22	6,677,038

			8,132,678

Health Care - Services – 1.3%
21st Century Oncology Holdings, Inc.
5,425,000	6.500	04/30/22	5,201,219
Envision Healthcare Corp.
7,744,710	4.000	05/25/18	7,751,602
MPH Acquisition Holdings LLC
4,770,551	3.750	03/31/21	4,730,527
Sedgwick Claims Management Services, Inc.
11,085,000	6.750	02/28/22	10,932,581
Sterigenics-Nordion Holdings LLC
450,000	4.250	05/15/22	450,000
U.S. Renal Care, Inc.
191,000	10.250	01/03/20	191,478

			29,257,407

Lodging – 0.1%
Hilton Worldwide Finance LLC
2,453,606	3.500	10/26/20	2,456,010

Media - Broadcasting & Radio – 0.4%
Getty Images, Inc.
12,565,998	4.750	10/18/19	8,885,166

Media - Non Cable – 0.3%
Affinion Group, Inc.
1,950,000	8.500	10/12/18	1,753,791
Checkout Holding Corp.
6,970,533	4.500	04/09/21	5,942,379

			7,696,170

Metals & Mining – 0.1%
Hi Crush Partners LP
1,346,591	4.750	04/28/21	1,302,827

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(h) – (continued)
Packaging – 0.1%
Berry Plastics Holding Group, Inc.
$1,821,329	3.750%	01/06/21	$ 1,820,072

Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co.
3,377,452	3.750	12/12/21	3,384,950

Retailers – 1.0%
Burlington Coat Factory Warehouse Corp.
2,629,604	4.250	08/13/21	2,634,548
Neiman Marcus Group Ltd., Inc.
9,469,731	4.250	10/25/20	9,424,750
PetSmart, Inc.
1,645,875	4.250	03/11/22	1,651,026
The Men’s Wearhouse, Inc.
5,550,000	5.000	06/18/21	5,577,750
True Religion Apparel, Inc.
4,197,750	5.875	07/30/19	2,648,780

			21,936,854

Retailers - Food & Drug – 0.1%
Rite Aid Corp.
1,750,000	4.875	06/21/21	1,752,170

Services Cyclical - Business Services – 0.3%
ADS Waste Holdings, Inc.
2,926,209	3.750	10/09/19	2,912,309
Sabre, Inc.
3,321,483	4.000	02/19/19	3,329,787

			6,242,096

Technology - Software/Services – 1.1%
Aspect Software, Inc.
1,960,000	7.500	05/07/16	1,942,850
Avago Technologies Cayman Ltd.
5,179,049	3.750	05/06/21	5,184,228
BMC Software Finance, Inc.
7,076,868	5.000	09/10/20	6,454,103
MA FinanceCo., LLC
5,484,375	4.500	11/20/19	5,478,671
Renaissance Learning, Inc.
150,000	8.000	04/11/22	147,187
Riverbed Technology, Inc.
573,563	6.000	04/24/22	579,872
SS&C Technologies, Inc.
2,709,417	4.000	07/08/22	2,728,600
TTM Technologies, Inc.
2,725,000	6.000	05/07/21	2,656,875

			25,172,386

Wireless Telecommunications – 0.1%
Intelsat Jackson Holdings Ltd.
1,975,000	3.750	06/30/19	1,951,142

Wirelines Telecommunications – 0.2%
Level 3 Financing, Inc.
4,850,000	4.000	08/01/19	4,860,622

TOTAL SENIOR TERM LOANS			$ 175,817,019

Shares	Description	Value
Investment Companies(i) – 2.7%
Goldman Sachs Financial Square Government Fund – FST Shares
59,353,736	0.006%	$ 59,353,736
Goldman Sachs High Yield Fund – Institutional Shares
441,705	0.001	2,937,339

TOTAL INVESTMENT COMPANIES		$ 62,291,075

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 1.1%
Commercial Paper – 1.1%
Agrium, Inc.
$5,000,000	0.436%	08/13/15	$ 4,999,283
Cabot Corp.
4,000,000	0.477	08/03/15	3,999,895
Deutsche Telekom AG
3,500,000	0.507	08/13/15	3,499,417
Ecolab, Inc.
1,000,000	0.569	09/02/15	999,502
Edison International, Inc.
3,500,000	0.436	08/13/15	3,499,498
Marriott International, Inc.
3,000,000	0.477	08/03/15	2,999,922
Whirlpool Corp.
5,000,000	0.487	08/24/15	4,998,467

TOTAL SHORT-TERM INVESTMENTS			$ 24,995,984

TOTAL INVESTMENTS – 99.5%			$2,252,930,278

Reverse Repurchase Agreements – (0.8)%
Barclays Reverse Repurchase Agreement
$(5,150,000)	0.350%	06/22/16	$ (5,150,000)
Barclays Reverse Repurchase Agreement
(2,291,250)	1.000	07/22/16	(2,291,250)
First Boston Reverse Repurchase Agreement
(4,125,000)	1.250	05/19/16	(4,125,000)
Nomura Reverse Repurchase Agreement
(5,348,750)	1.000	06/04/16	(5,348,750)
Royal Bank of Canada Reverse Repurchase Agreement
(1,136,250)	0.500	06/18/16	(1,136,250)

TOTAL REVERSE REPURCHASE AGREEMENTS			$ (18,051,250)

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			28,671,658

NET ASSETS – 100.0%			$2,263,550,686

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2015.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $484,147,588, which represents approximately 21.4% of net assets as of July 31, 2015.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of July 31, 2015, the value of securities pledged amounted to $17,153,750.

(f)	Pay-in-kind securities.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on July 31, 2015. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
GMAC	— General Motors Acceptance Corporation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	USD/CHF	08/10/15	$5,037,308	$193,544
Credit Suisse International (London)	EUR/USD	08/07/15	1,054,941	8,721
Westpac Banking Corp.	USD/EUR	08/07/15	8,204,604	212,107

TOTAL				$414,372

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA (London)	USD/GBP	08/25/15	$20,041,611	$(51,774)
Standard Chartered Bank	EUR/USD	08/07/15	5,463,678	(78,246)

TOTAL				$(130,020)

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(51)	September 2015	$(8,136,094)	$(98,659)
2 Year U.S. Treasury Notes	505	September 2015	110,626,562	215,164
5 Year U.S. Treasury Notes	334	September 2015	40,027,813	123,807
10 Year U.S. Treasury Notes	(130)	September 2015	(16,566,875)	(3,964)
20 Year U.S. Treasury Bonds	(550)	September 2015	(85,765,625)	(1,863,360)

TOTAL				$(1,627,012)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,253,225,974

Gross unrealized gain	83,945,068
Gross unrealized loss	(84,240,764)

Net unrealized security loss	$(295,696)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Aerospace & Defense – 2.0%
824,700	United Technologies Corp.	$ 82,725,657

Beverages – 2.6%
1,134,480	PepsiCo., Inc.	109,307,148

Capital Markets – 3.7%
1,389,700	Franklin Resources, Inc.	63,300,835
1,185,135	T. Rowe Price Group, Inc.	91,409,463

		154,710,298

Chemicals – 10.3%
999,200	Ecolab, Inc.	115,717,352
910,800	Monsanto Co.	92,801,412
420,500	The Sherwin-Williams Co.	116,798,080
1,210,008	The Valspar Corp.	100,769,466

		426,086,310

Commercial Banks – 0.8%
745,118	Bank of the Ozarks, Inc.	32,874,606

Communications Equipment – 3.8%
1,083,300	Harris Corp.	89,848,902
1,048,100	QUALCOMM, Inc.	67,487,159

		157,336,061

Food & Staples Retailing – 2.8%
1,024,500	CVS Health Corp.	115,225,515

Food Products – 4.3%
1,576,500	Hormel Foods Corp.	93,344,565
494,200	McCormick & Co., Inc.	40,529,342
561,575	Nestle SA ADR	42,455,070

		176,328,977

Health Care Providers & Services – 2.8%
1,348,600	Cardinal Health, Inc.	114,604,028

Household Products – 2.5%
1,219,600	Church & Dwight Co., Inc.	105,288,068

Industrial Conglomerates – 2.7%
666,900	Roper Technologies, Inc.	111,552,363

Insurance – 2.7%
1,429,000	HCC Insurance Holdings, Inc.	110,261,640

IT Services – 2.3%
980,000	Automatic Data Processing, Inc.	78,174,600
253,069	Jack Henry & Associates, Inc.	17,679,400

		95,854,000

Leisure Equipment & Products – 2.5%
764,600	Polaris Industries, Inc.	104,796,076

Machinery – 3.5%
590,000	Illinois Tool Works, Inc.	52,787,300

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
823,600	Parker Hannifin Corp.	$ 92,860,900

		145,648,200

Oil, Gas & Consumable Fuels – 18.3%
582,082	Columbia Pipeline Partners LP	13,644,002
1,722,087	Enable Midstream Partners LP	28,173,343
2,185,600	Energy Transfer Equity LP	65,742,848
1,797,600	Enterprise Products Partners LP	50,926,008
1,409,700	EOG Resources, Inc.	108,814,743
708,316	EQT Midstream Partners LP	55,801,134
1,195,940	Genesis Energy LP	53,087,777
824,100	Magellan Midstream Partners LP	58,016,640
810,500	MarkWest Energy Partners LP	53,039,120
1,289,953	NGL Energy Partners LP	35,705,899
1,268,300	Plains All American Pipeline LP	52,951,525
1,342,200	Sunoco Logistics Partners LP	50,225,124
244,593	Tallgrass Energy GP LP	7,357,357
205,000	Tallgrass Energy Partners LP	9,481,250
777,550	Tesoro Logistics LP	40,774,722
715,870	Western Gas Partners LP	42,222,013
742,404	Williams Partners LP	34,247,097

		760,210,602

Pharmaceuticals – 9.3%
2,284,100	Novo Nordisk A/S ADR	134,670,536
719,700	Perrigo Co. PLC	138,326,340
3,086,658	Roche Holding AG ADR	111,459,221

		384,456,097

Road & Rail – 2.7%
1,803,000	Canadian National Railway Co.	112,561,290

Software – 2.0%
502,320	FactSet Research Systems, Inc.	83,214,331

Specialty Retail – 8.4%
1,769,600	Lowe’s Cos., Inc.	122,739,456
1,628,781	The TJX Cos., Inc.	113,721,490
1,155,300	Tiffany & Co.	110,562,210

		347,023,156

Textiles, Apparel & Luxury Goods – 6.2%
1,144,000	NIKE, Inc. Class B	131,811,680
1,636,880	VF Corp.	126,187,079

		257,998,759

TOTAL COMMON STOCKS		$3,988,063,182

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(a) – 3.9%
Repurchase Agreements – 3.9%
Joint Repurchase Agreement Account II
$161,000,000	0.151%	08/03/15	$ 161,000,000

TOTAL INVESTMENTS – 100.1%			$4,149,063,182

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(5,567,889)

NET ASSETS – 100.0%			$4,143,495,293

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
GP	— General Partnership
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,307.909,561

Gross unrealized gain	894,824,238
Gross unrealized loss	(53,670,617)

Net unrealized security gain	$841,153,621

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and ETFs. Investments in investment companies are valued at the NAV per share of the Institutional Share class (FST for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

ii. Reverse Repurchase Agreements — The Income Builder Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Funds subject to the Funds’ agreement to repurchase the securities at a mutually agreed upon date and price (including interest). The Fund is required to deliver securities as collateral to the counterparty that exceeds the value of the reverse repurchase agreement. Reverse repurchase agreements may be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense, or to permit the Funds to borrow for investment (leveraging) purposes.

Similar to an MRA, a reverse repurchase agreement governs transactions between the Funds and select counterparties. These agreements also contain provisions for, among other things, initiation, income payments, events of default and maintenance of securities for reverse repurchase agreements. These agreements also permit offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
Australia and Oceania	$8,830,252	$8,999,533	$—
Europe	172,463,495	10,616,799	—
North America	599,733,742	—	—
Preferred Stocks	—	80,742,084	—
Fixed Income
Corporate Obligations	—	1,107,390,033	—
Mortgage-Backed Obligations	—	964,678	—
Asset-Backed Securities	—	85,584	—
Senior Term Loans	—	159,592,737	16,224,282
Investment Companies	62,291,075	—	—
Short-term Investments	—	24,995,984	—
Total	$843,318,564	$1,393,387,432	$16,224,282
Liabilities
Reverse Repurchase Agreements	$—	$(18,051,250)	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$414,372	$—
Futures Contracts	338,971	—	—
Total	$338,971	$414,372	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(130,020)	$—
Futures Contracts	(1,965,983)	—	—
Total	$(1,965,983)	$(130,020)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)	$—	$—	$—
Europe	426,911,167	—	—
North America	3,561,152,015	—	—
Short-term Investments	—	161,000,000	—
Total	$3,988,063,182	$161,000,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2015, the Rising Dividend Growth Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 3, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Rising Dividend Growth	$161,000,000	$161,002,022	$164,220,002

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At July 31, 2015, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Rising Dividend Growth
BNP Paribas Securities Co.	0.150%	$92,528,736
Citigroup Global Markets, Inc.	0.160	11,566,092
Merrill Lynch & Co., Inc.	0.150	56,905,172
TOTAL		161,000,000

At July 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.500% to 5.000%	02/01/30 to 07/01/45
Federal National Mortgage Association	2.500 to 6.000	08/01/23 to 08/01/45
Government National Mortgage Association	3.500 to 7.500	07/15/27 to 06/15/45
U.S. Treasury Bonds	5.250 to 6.375	08/15/27 to 11/15/28

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Goldman Sachs Income Builder Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 28, 2015

*	Print the name and title of each signing officer under his or her signature.